Related Party Transactions - Equity Contribution Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Capital contributions	$ 0	$ 0	$ 710,737	$ 324,517	$ 402,119
Cheniere Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Letters of credit issued	365,000		585,000
CCH Credit Facility [Member]
Related Party Transaction [Line Items]
Letters of credit issued	0		0
Cheniere [Member] | Equity Contributions Agreement [Member]
Related Party Transaction [Line Items]
Capital contributions	558,000		557,900
Cheniere [Member] | Equity Contributions Agreement [Member] | CCH Credit Facility [Member]
Related Party Transaction [Line Items]
Related Party Agreement, Additional Contribution Requirement, Debt Instrument, Commitments Reduction Threshold	0		0
Cheniere [Member] | Equity Contributions Agreement [Member] | Maximum
Related Party Transaction [Line Items]
Capital contributions	1,100,000		1,100,000
Cheniere [Member] | Previous Equity Contributions Agreement [Member]
Related Party Transaction [Line Items]
Capital contributions	2,000		2,000,000
Cheniere [Member] | Early Works Equity Contribution Agreement [Member]
Related Party Transaction [Line Items]
Capital contributions	$ 250,000		$ 250,000